VIA EDGAR

May 4, 2026

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	EQ Advisors Trust (the “Trust”)

File Nos.: 333-17217; 811-07953

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Trust hereby certifies that the definitive form of each prospectus and the statement of additional information, dated May 1, 2026, used with respect to the Trust that would have been filed under Rule 497(c), does not differ from the form of each prospectus and the statement of additional information contained in the registration statement that was electronically filed on April 29, 2026 under Rule 485(b) as Post-Effective Amendment No. 181.

If you have any questions regarding this certification, please contact the undersigned at 212-314-2173.

Sincerely,
EQ Advisors Trust

/s/ Maureen Kane
Maureen Kane
Vice President and Assistant Secretary

cc: K&L Gates LLP